Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Allowance for Doubtful Accounts [Table Text Block]
The activity in the allowance for doubtful accounts is summarized as follows:

	December 31, 2015	December 31, 2014
In millions
Balance, beginning of year	$3.1	$4.1
Benefit	(0.5)	(0.4)
Write-offs, credits, and adjustments	(0.2)	(0.6)
Balance, end of year	$2.4	$3.1

Property, Plant, and Equipment, Estimated Useful Lives [Table Text Block]
We record property, plant, and equipment at cost and depreciate it on a straight-line basis over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30